Transition To IFRS - Summary of reconciliation of cash flows (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Cash Flows from Discontinued Operations		$ 1,580,060
Adjustments that Affect Cash Flows from Operating Activities		(4,528,664)
Inflation effect		(1,288,999)
Intangible Assets		2,317,755
Miscellaneous Assets		(818,745)
Other Collections Related to Subsidiaries		153,563
Dividends from Associates		(296,719)
Cash Flows According to IFRS as of 12.31.17	$ 86,265,853	(4,187,224)
Operating Activities (I)	86,265,853	(4,187,224)
Investing Activities
Cash Flows from Discontinued Operations		459,805
Miscellaneous Assets		818,745
Dividends from Associates		296,719
Differences in the determination of Financing Activities		2,425,723
Other Collections Related to Subsidiaries		(153,563)
Inflation effect		(592,368)
Intangible Assets		(2,317,755)
Cash Flows According to IFRS as of 12.31.17	(2,206,775)	(1,642,820)
Investing Activities (II)	(2,206,775)	(1,642,820)
Financing Activities
Cash Flows from Discontinued Operations		(987,404)
Inflation effect		5,008,673
Differences in the determination of Financing Activities		(4,316,983)
Cash Flows According to IFRS as of 12.31.17	10,397,268	15,521,032
Financing Activities (III)	10,397,268	15,521,032
Effect of Changes in the Exchange Rate
Cash Flows According to Prior Accounting Framework as of 12.31.17		7,602,047
Inflation effect		(899,692)
Differences in the determination of Financing Activities		(9,490,347)
Cash Flows According to IFRS as of 12.31.17	44,831,615	(2,787,992)
Effect of exchange rate changes on cash and cash equivalents	44,831,615	(2,787,992)
Total	$ 139,287,961	6,902,996
Previously stated [member]
Operating Activities
Cash Flows According to IFRS as of 12.31.17		(1,305,475)
Operating Activities (I)		(1,305,475)
Investing Activities
Cash Flows According to IFRS as of 12.31.17		(2,580,126)
Investing Activities (II)		(2,580,126)
Financing Activities
Cash Flows According to IFRS as of 12.31.17		15,816,746
Financing Activities (III)		15,816,746
Effect of Changes in the Exchange Rate
Cash Flows According to IFRS as of 12.31.17		7,602,047
Effect of exchange rate changes on cash and cash equivalents		7,602,047
Total		19,533,192
Compania Financiera Argentina S.A [member]
Operating Activities
Cash Flows According to IFRS as of 12.31.17		1,580,060
Operating Activities (I)		1,580,060
Investing Activities
Cash Flows According to IFRS as of 12.31.17		459,805
Investing Activities (II)		459,805
Financing Activities
Cash Flows According to IFRS as of 12.31.17		(987,404)
Financing Activities (III)		(987,404)
Effect of Changes in the Exchange Rate
Total		1,052,461
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Operating Activities
Cash Flows According to IFRS as of 12.31.17		(3,172,810)
Operating Activities (I)		(3,172,810)
Investing Activities
Cash Flows According to IFRS as of 12.31.17		1,069,869
Investing Activities (II)		1,069,869
Financing Activities
Cash Flows According to IFRS as of 12.31.17		(4,316,983)
Financing Activities (III)		(4,316,983)
Effect of Changes in the Exchange Rate
Cash Flows According to IFRS as of 12.31.17		(9,490,347)
Effect of exchange rate changes on cash and cash equivalents		(9,490,347)
Total		(15,910,271)
Inflation effect [member]
Operating Activities
Cash Flows According to IFRS as of 12.31.17		(1,288,999)
Operating Activities (I)		(1,288,999)
Investing Activities
Cash Flows According to IFRS as of 12.31.17		(592,368)
Investing Activities (II)		(592,368)
Financing Activities
Cash Flows According to IFRS as of 12.31.17		5,008,673
Financing Activities (III)		5,008,673
Effect of Changes in the Exchange Rate
Cash Flows According to IFRS as of 12.31.17		(899,692)
Effect of exchange rate changes on cash and cash equivalents		(899,692)
Total		$ 2,227,614